Offerings	Mar. 03, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common shares, without par value
Fee Rate	0.01531%
Offering Note	An indeterminate aggregate initial offering price or principal amount or number of securities of each identified class is being registered as may from time to time be offered at indeterminate prices and as may from time to time be issued upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant is deferring payments of all of the registration fees (except with respect to the carry forward securities identified in the "Carry Forward Securities" table above and footnote 5 below, with respect to which registration fees have already been paid). Any subsequent registration fees will be paid on a pay-as-you-go basis based on the fee rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred shares, without par value
Fee Rate	0.01531%
Offering Note	See footnote 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt securities
Fee Rate	0.01531%
Offering Note	See footnote 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants to purchase common shares, preferred shares, debt securities or other securities
Fee Rate	0.01531%
Offering Note	See footnote 1.
Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common shares, without par value
Maximum Aggregate Offering Price	$ 643,337,715.93
Carry Forward Form Type	F-3
Carry Forward File Number	333-273467
Carry Forward Initial Effective Date	Jul. 27, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 162,027.76
Offering Note	Pursuant to Rule 415(a)(6) of the Securities Act, this Registration Statement includes and carries forward $2,573,350,863.72 of unsold common shares, preferred shares, debt securities and warrants to purchase common shares, preferred shares, debt securities or other securities ("Unsold Securities") that were previously registered by the Registrant pursuant to its registration statement on Form F-3 (File No. 333-273467) with the Securities and Exchange Commission on July 27, 2023 (the "2023 Registration Statement"); filing fees of $648,111.04 have already been paid with respect to such unsold securities ("Unutilized Fees"). In accordance with Rule 415(a)(6) of the Securities Act, the Unutilized Fees will continue to be applied to such Unsold Securities and are being carried forward to this Registration Statement. The effectiveness of this Registration Statement will be deemed to terminate the 2023 Registration Statement.
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred shares, without par value
Maximum Aggregate Offering Price	$ 643,337,715.93
Carry Forward Form Type	F-3
Carry Forward File Number	333-273467
Carry Forward Initial Effective Date	Jul. 27, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 162,027.76
Offering Note	See footnote 5.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt securities
Maximum Aggregate Offering Price	$ 643,337,715.93
Carry Forward Form Type	F-3
Carry Forward File Number	333-273467
Carry Forward Initial Effective Date	Jul. 27, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 162,027.76
Offering Note	See footnote 5.
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants to purchase common shares, preferred shares, debt securities or other securities
Maximum Aggregate Offering Price	$ 643,337,715.93
Carry Forward Form Type	F-3
Carry Forward File Number	333-273467
Carry Forward Initial Effective Date	Jul. 27, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 162,027.76
Offering Note	See footnote 5.